ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 84.6%
U.S. TREASURY OBLIGATIONS - 82.3%
U.S. Treasury Bills	4.723%	06/01/23	1,307	$1,307,000
U.S. Treasury Bills	4.727%	06/08/23	44,424	44,378,673
U.S. Treasury Bills	4.661%	06/15/23	31,861	31,797,737
U.S. Treasury Bills	4.680%	06/22/23	34,010	33,910,060
U.S. Treasury Bills	4.778%	06/29/23	43,120	42,950,885
U.S. Treasury Bills	4.857%	07/06/23	51,979	51,733,968
U.S. Treasury Bills	4.822%	07/13/23	21,454	21,326,815
U.S. Treasury Bills	4.850%	07/20/23	25,804	25,625,492
U.S. Treasury Bills	4.821%	07/27/23	8,820	8,748,939
U.S. Treasury Bills	4.821%	08/03/23	61,822	61,264,531
U.S. Treasury Bills	4.932%	08/10/23	83,984	83,145,954
U.S. Treasury Bills	5.057%	08/17/23	77,012	76,176,252
U.S. Treasury Bills	5.144%	08/24/23	195,255	192,908,226
U.S. Treasury Bills	5.191%	08/31/23	133,251	131,481,468
U.S. Treasury Bills	5.250%	09/07/23	77,931	76,860,512
U.S. Treasury Bills	4.835%	09/14/23	114,014	112,325,109
U.S. Treasury Bills	4.798%	09/21/23	131,855	129,764,851
U.S. Treasury Bills	4.899%	09/28/23	115,031	113,110,498
U.S. Treasury Bills	4.847%	10/05/23	125,710	123,423,545
U.S. Treasury Bills	4.962%	10/12/23	144,011	141,211,577
U.S. Treasury Bills	5.049%	10/19/23	163,426	160,095,211
U.S. Treasury Bills	5.060%	10/26/23	117,006	114,497,607
U.S. Treasury Bills	5.064%	11/02/23	133,169	130,208,156
U.S. Treasury Bills	5.129%	11/09/23	67,205	65,617,013
U.S. Treasury Bills	5.343%	11/16/23	45,512	44,408,779
U.S. Treasury Bills	5.439%	11/24/23	147,474	143,733,293
TOTAL U.S. TREASURY OBLIGATIONS ($2,164,473,092)				2,162,012,151
			NUMBER OF
			SHARES
MONEY MARKET DEPOSIT ACCOUNT - 2.3%			(000's)
U.S. Bank Money Market Deposit Account, 5.00% (United States)(a)			60,840	60,839,803
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($60,840)				60,839,803

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,225,312,895)				2,222,851,954
TOTAL INVESTMENTS - 84.6%
(Cost $2,225,312,895)				2,222,851,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.4%				404,212,674
NET ASSETS - 100.0%				$2,627,064,628

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of May 31, 2023.

Futures contracts outstanding as of May 31, 2023 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-23	2	$213,329	$(115)
3-Month Euro Euribor	Jun-24	2	517,054	347
3-Month SOFR Futures	Dec-24	72	17,415,900	(66,075)
3-Month SOFR Futures	Dec-25	128	31,033,600	(70,913)
90-DAY Bank Bill	Jun-23	10	6,440,017	(5,728)
90-DAY Bank Bill	Dec-23	74	47,649,149	(35,507)
Australian 10-Year Bond Futures	Jun-23	197	15,365,425	(272,135)
Australian 3-Year Bond Futures	Jun-23	184	12,859,274	(101,685)
CAC40 10 Euro Futures	Jun-23	796	60,405,776	(2,243,645)
Cattle Feeder Futures	Aug-23	114	13,632,975	577,050
Cattle Feeder Futures	Sep-23	24	2,906,700	129,188
CHF Currency Futures	Jun-23	81	11,134,969	(231,956)
Cocoa Futures	Jul-23	337	10,133,590	411,180
Cocoa Futures	Sep-23	435	13,132,650	279,780
Cocoa Futures	Dec-23	112	3,371,200	(5,630)
Cocoa Futures ICE	Jul-23	272	7,937,803	437,448
Cocoa Futures ICE	Sep-23	234	6,747,341	338,380
Cocoa Futures ICE	Dec-23	47	1,330,680	112
Coffee 'C' Futures	Jul-23	240	16,078,500	(1,365,413)
Coffee 'C' Futures	Sep-23	33	2,176,144	(96,338)
Coffee 'C' Futures	Dec-23	1	65,100	(4,556)
Coffee Robusta Futures	Jul-23	119	3,041,640	243,120
Coffee Robusta Futures	Sep-23	101	2,545,200	124,550
Coffee Robusta Futures	Nov-23	1	24,650	30
Copper Futures	Jul-23	395	35,915,375	(2,329,138)
Corn Futures	Jul-23	26	772,200	(7,773)
DAX Index Futures	Jun-23	275	115,117,337	(1,373,645)
DJIA Mini E-CBOT	Jun-23	152	25,064,040	(629,564)
Dollar Index	Jun-23	538	56,083,810	471,287
E-Mini Consumer Discretionary Select Futures	Jun-23	1	153,350	2,690
E-Mini S&P 500 ESG Futures	Jun-23	24	4,459,920	61,020
E-Mini Technology Select Futures	Jun-23	1	165,710	16,550
EUR Foreign Exchange Currency Futures	Jun-23	569	76,000,619	(897,601)
Euro BUXL 30-Year Bond Futures	Jun-23	8	1,186,053	(3,772)
Euro STOXX 50	Jun-23	1,750	78,882,249	(44,274)
Euro/JPY Futures	Jun-23	161	21,437,296	603,638
Euro-Bobl Futures	Jun-23	103	13,006,841	4,840
Euro-BTP Futures	Jun-23	364	45,117,729	382,067
Euro-Bund Futures	Jun-23	891	129,572,812	7,643
Euro-Oat Futures	Jun-23	75	10,465,079	(6,228)
FTSE 100 Index Futures	Jun-23	927	85,932,205	(2,754,486)
FTSE Taiwan Index	Jun-23	448	25,450,880	(11,760)
FTSE/JSE TOP 40	Jun-23	343	12,213,105	(437,064)
FTSE/MIB Index Futures	Jun-23	185	25,799,031	(450,729)
Gasoline RBOB Futures	Jul-23	99	10,161,320	(139,386)
Gasoline RBOB Futures	Aug-23	11	1,097,527	(33,894)
Gasoline RBOB Futures	Sep-23	2	193,906	(9,488)
GBP Currency Futures	Jun-23	600	46,605,000	114,303
Gold 100 Oz Futures	Aug-23	413	81,860,730	(281,481)
Gold 100 Oz Futures	Dec-23	5	1,010,200	(4,630)
Hang Seng Index Futures	Jun-23	18	2,091,834	(67,927)
IBEX 35 Index Futures	Jun-23	16	1,545,563	(26,379)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-23	221	235,712,183	388,875
JPX-Nikkei 400 Index	Jun-23	1	13,853	1,389
JPY Currency Futures	Jun-23	272	24,480,000	79,200
Live Cattle Futures	Aug-23	559	37,492,130	1,192,171
Live Cattle Futures	Oct-23	231	15,872,010	477,530
Live Cattle Futures	Dec-23	70	4,912,600	139,450
LME Aluminum Forward	Jun-23	7	394,014	(23,373)
LME Aluminum Forward	Jun-23	1	56,413	(1,350)
LME Aluminum Forward	Jun-23	1	56,188	(913)
LME Aluminum Forward	Jun-23	130	7,288,125	(438,316)
LME Aluminum Forward	Jun-23	2,980	167,066,249	(8,413,684)
LME Aluminum Forward	Jun-23	14	785,050	(39,526)
LME Aluminum Forward	Jul-23	16	898,252	(73,998)
LME Aluminum Forward	Jul-23	8	449,900	(22,702)
LME Aluminum Forward	Jul-23	1	56,219	(4,269)
LME Aluminum Forward	Jul-23	138	7,757,325	(172,276)
LME Aluminum Forward	Jul-23	7	393,313	(32,313)
LME Aluminum Forward	Jul-23	1	56,113	668
LME Aluminum Forward	Jul-23	16	897,400	10,600
LME Aluminum Forward	Jul-23	1	56,075	663
LME Aluminum Forward	Aug-23	1	56,112	(576)
LME Aluminum Forward	Aug-23	4	224,423	(1,527)
LME Aluminum Forward	Sep-23	215	12,117,830	(225,592)
LME Copper Forward	Jun-23	1	201,800	(24,114)
LME Copper Forward	Jun-23	6	1,210,875	(144,536)
LME Copper Forward	Jun-23	1	201,825	(24,025)
LME Copper Forward	Jun-23	6	1,211,715	(143,546)
LME Copper Forward	Jun-23	1	201,981	(19,419)
LME Copper Forward	Jun-23	1	201,991	(23,849)
LME Copper Forward	Jun-23	28	5,656,000	(539,496)
LME Copper Forward	Jun-23	1,000	201,999,999	(19,770,800)
LME Copper Forward	Jun-23	4	808,025	(87,100)
LME Copper Forward	Jun-23	4	808,292	(38,258)
LME Copper Forward	Jul-23	4	808,558	(90,480)
LME Copper Forward	Jul-23	3	606,469	(28,519)
LME Copper Forward	Jul-23	20	4,040,250	(379,140)
LME Copper Forward	Jul-23	3	605,963	(59,550)
LME Copper Forward	Jul-23	4	808,170	(3,400)
LME Copper Forward	Jul-23	1	202,084	(850)
LME Copper Forward	Jul-23	4	808,390	(38,385)
LME Copper Forward	Aug-23	4	808,665	(50,911)
LME Copper Forward	Aug-23	1	202,204	(3,471)
LME Copper Forward	Aug-23	8	1,617,100	(7,191)
LME Copper Forward	Sep-23	89	18,004,700	(29,623)
LME Lead Forward	Jun-23	1	51,619	(1,706)
LME Lead Forward	Jun-23	2	100,705	(5,320)
LME Lead Forward	Jun-23	1	50,456	(3,176)
LME Lead Forward	Jun-23	1	50,469	(2,093)
LME Lead Forward	Jun-23	6	303,078	(15,442)
LME Lead Forward	Jun-23	253	12,779,789	(729,474)
LME Lead Forward	Jun-23	6	302,778	(16,422)
LME Lead Forward	Jun-23	1	50,450	(3,087)
LME Lead Forward	Jun-23	1	50,444	(3,056)
LME Lead Forward	Jun-23	1	50,438	(3,175)
LME Lead Forward	Jul-23	1	50,424	(2,064)
LME Lead Forward	Jul-23	2	100,813	(4,125)
LME Lead Forward	Jul-23	2	100,745	(4,305)
LME Lead Forward	Jul-23	1	50,350	(1,938)
LME Lead Forward	Jul-23	6	302,100	(19,194)
LME Lead Forward	Jul-23	2	100,706	(5,707)
LME Lead Forward	Aug-23	6	302,250	(20,589)
LME Lead Forward	Sep-23	170	8,558,438	(237,792)
LME Nickel Forward	Jun-23	1	122,699	(17,201)
LME Nickel Forward	Jun-23	1	122,757	(21,123)
LME Nickel Forward	Jun-23	1	122,769	(16,221)
LME Nickel Forward	Jun-23	1	122,780	(21,103)
LME Nickel Forward	Jun-23	20	2,456,760	(312,951)
LME Nickel Forward	Jun-23	24	2,948,112	(398,688)
LME Nickel Forward	Jun-23	1	122,879	(22,505)
LME Nickel Forward	Jul-23	1	122,931	(21,069)
LME Nickel Forward	Jul-23	1	122,961	(15,879)
LME Nickel Forward	Jul-23	1	122,981	(23,689)
LME Nickel Forward	Jul-23	21	2,582,748	(321,276)
LME Nickel Forward	Jul-23	1	123,001	(31,379)
LME Nickel Forward	Jul-23	1	123,014	(23,926)
LME Nickel Forward	Aug-23	1	123,168	(20,806)
LME Nickel Forward	Aug-23	3	369,549	(66,621)
LME Zinc Forward	Jun-23	1	55,744	(21,419)
LME Zinc Forward	Jun-23	1	55,942	(16,996)
LME Zinc Forward	Jun-23	56	3,135,650	(730,553)
LME Zinc Forward	Jun-23	490	27,436,938	(5,395,994)
LME Zinc Forward	Jun-23	7	392,298	(77,749)
LME Zinc Forward	Jul-23	4	224,106	(5,662)
LME Zinc Forward	Jul-23	5	280,156	(33,733)
LME Zinc Forward	Jul-23	19	1,065,781	(199,500)
LME Zinc Forward	Jul-23	52	2,916,875	(515,148)
LME Zinc Forward	Jul-23	1	56,094	(11,069)
LME Zinc Forward	Jul-23	1	56,103	(11,059)
LME Zinc Forward	Jul-23	2	112,225	(11,440)
LME Zinc Forward	Aug-23	1	56,163	(10,888)
LME Zinc Forward	Aug-23	1	56,188	(9,788)
LME Zinc Forward	Aug-23	2	112,375	(8,206)
LME Zinc Forward	Aug-23	4	224,575	(23,725)
LME Zinc Forward	Aug-23	1	56,154	(4,934)
LME Zinc Forward	Aug-23	7	393,181	(10,406)
Long Gilt Futures	Sep-23	497	59,839,816	1,220,305
Low Sulphur Gasoil G Futures	Jun-23	25	1,656,875	46,875
Micro Gold Futures	Aug-23	4	79,284	(621)
Mini FTSE/MIB Pound Futures	Jun-23	1	27,891	(1,237)
Mini TOPIX Index Futures	Jun-23	18	274,667	23,917
MSCI EAFE Index Futures	Jun-23	79	8,110,930	(331,070)
MXN Currency Futures	Jun-23	1,169	32,930,730	657,900
Nasdaq 100 E-Mini	Jun-23	410	117,264,099	4,237,782
Nikkei 225 (Chicago Mercantile Exchange)	Jun-23	28	4,310,600	271,975
Nikkei 225 (Osaka Securities Exchange)	Jun-23	287	63,548,897	3,416,689
Nikkei 225 (Singapore Exchange)	Jun-23	805	89,152,340	777,105
Nikkei 225 Mini	Jun-23	366	8,104,145	670,943
Nikkei/Yen Futures	Jun-23	15	1,656,917	14,068
NZD Currency Futures	Jun-23	76	4,567,220	(95,170)
OAT Futures	Jul-23	1	16,950	(263)
OMX Stockholm 30 ESG Responsible Index	Jun-23	19	372,009	(2,909)
OMX Stockholm 30 Index Futures	Jun-23	2,070	42,714,090	(220,324)
Orange Juice Futures	Jul-23	27	1,142,910	42,945
Platinum Futures	Jul-23	150	7,492,500	(698,075)
Russell 2000 E-Mini	Jun-23	25	2,189,750	(12,155)
S&P 500 E-Mini Futures	Jun-23	336	70,400,400	283,405
S&P/TSX 60 IX Futures	Jun-23	107	18,548,243	(881,974)
SGX Nifty 50	Jun-23	943	35,200,304	297,122
Silver Futures	Jul-23	285	33,611,475	(2,118,194)
Silver Futures	Sep-23	1	119,030	(8,095)
Soybean Futures	Jul-23	345	22,420,688	211,595
Soybean Meal Futures	Jul-23	73	2,871,820	(109,250)
SPI 200 Futures	Jun-23	338	39,023,676	(574,179)
STOXX Dividend Futures	Dec-24	5	73,166	2,790
STOXX Europe 600 Banks Index	Jun-23	4	31,009	(676)
STOXX Europe 600 ESG-X Index	Jun-23	113	2,030,410	(27,311)
STOXX Europe 600 Index	Jun-23	63	1,520,555	(20,085)
STOXX Europe 600 Institutional Index	Jun-23	1	17,022	1,192
Sugar No. 11 (World)	Jul-23	812	22,790,566	1,526,515
Sugar No. 11 (World)	Oct-23	708	19,617,830	389,760
Sugar No. 11 (World)	Mar-24	155	4,249,728	(30,542)
Sugar No. 11 (World)	May-24	4	102,637	(728)
Topix Index Futures	Jun-23	586	89,419,415	2,770,202
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-23	319	36,515,531	83,859
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-23	41	5,262,094	62,500
USD/BRL Futures	Jul-23	4	78,380	(465)
USD/CNH Futures	Jun-23	2	199,855	5,360
USD/NOK Futures	Jun-23	9	900,985	38,152
USD/SEK Futures	Jun-23	5	500,166	8,300
Wheat (Chicago Board of Trade)	Jul-23	44	1,307,350	(56,738)
White Sugar ICE	Aug-23	83	2,888,815	285,725
White Sugar ICE	Oct-23	22	755,150	59,515
White Sugar ICE	Dec-23	1	33,655	(260)
WTI Crude Futures	Jul-23	147	10,009,230	(383,330)
				$(36,148,750)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
1-Month SOFR Future	Oct-23	11	$(4,343,972)	$16,043
3-Month Euro Euribor	Sep-23	72	(18,511,021)	(508)
3-Month Euro Euribor	Dec-23	607	(156,196,060)	3,501
3-Month Euro Euribor	Mar-24	645	(166,327,735)	(273,572)
3-Month Euro Euribor	Jun-24	586	(151,496,915)	(354,100)
3-Month Euro Euribor	Sep-24	252	(65,300,361)	(86,487)
3-Month Euro Euribor	Dec-24	108	(28,032,046)	(55,636)
3-Month Euro Euribor	Mar-25	138	(35,850,071)	(73,260)
3-Month Euro Euribor	Jun-25	113	(29,375,120)	(60,259)
3-Month Euro Euribor	Sep-25	91	(23,668,229)	(42,756)
3-Month Euro Euribor	Dec-25	121	(31,483,876)	(17,062)
3-Month Euro Euribor	Mar-26	155	(40,343,011)	(69,425)
3-Month Euro Euribor	Jun-26	22	(5,726,693)	(8,150)
3-Month Euro Euribor	Sep-26	2	(520,608)	(1,229)
3-Month SARON Futures	Sep-23	2	(538,979)	(192)
3-Month SARON Futures	Dec-23	2	(538,787)	(165)
3-Month SOFR Futures	Sep-23	309	(73,256,175)	161,613
3-Month SOFR Futures	Dec-23	259	(61,612,863)	205,113
3-Month SOFR Futures	Mar-24	124	(29,642,200)	44,638
3-Month SOFR Futures	Jun-24	539	(129,488,012)	208,250
3-Month SOFR Futures	Sep-24	519	(125,189,287)	(81,996)
3-Month SOFR Futures	Dec-24	112	(27,091,400)	(11,838)
3-Month SOFR Futures	Mar-25	103	(24,953,038)	(18,938)
3-Month SOFR Futures	Jun-25	86	(20,846,400)	(18,450)
3-Month SOFR Futures	Sep-25	76	(18,425,250)	(16,525)
3-Month SOFR Futures	Dec-25	530	(128,498,499)	(312,319)
3-Month SOFR Futures	Mar-26	52	(12,606,750)	(12,663)
3-Month SOFR Futures	Jun-26	40	(9,696,000)	(9,663)
3-Month SOFR Futures	Sep-26	17	(4,120,163)	(4,663)
3-Month SOFR Futures	Dec-26	16	(3,877,000)	(5,688)
3-Month SOFR Futures	Mar-27	18	(4,360,500)	(5,625)
3-Month SOFR Futures	Jun-27	20	(4,843,750)	(1,513)
90-DAY Bank Bill	Sep-23	125	(80,484,498)	11,018
90-DAY Bank Bill	Dec-23	133	(85,639,687)	15,317
90-DAY Bank Bill	Mar-24	83	(53,459,975)	3,494
90-DAY Bank Bill	Jun-24	28	(18,040,857)	819
90-DAY Bank Bill	Sep-24	5	(3,222,526)	(236)
90-DAY Bank Bill	Dec-24	3	(1,933,988)	(110)
AUD/USD Currency Futures	Jun-23	2,447	(158,993,824)	3,118,576
Australian 10-Year Bond Futures	Jun-23	965	(75,267,182)	790,338
Australian 3-Year Bond Futures	Jun-23	2,365	(165,283,607)	(143,635)
Bank Acceptance Futures	Sep-23	195	(34,028,038)	39,309
Bank Acceptance Futures	Dec-23	191	(33,338,821)	51,796
Bank Acceptance Futures	Mar-24	63	(11,018,039)	47,808
Bank Acceptance Futures	Jun-24	57	(9,997,569)	45,875
Bank Acceptance Futures	Sep-24	28	(4,928,619)	17,053
Bank Acceptance Futures	Dec-24	18	(3,179,337)	7,532
BIST 30 Index Futures	Jun-23	21	(58,657)	(6,227)
Brent Crude Futures	Aug-23	199	(14,447,400)	557,008
Brent Crude Futures	Sep-23	56	(4,059,440)	139,280
Brent Crude Futures	Oct-23	43	(3,104,600)	134,610
Brent Crude Futures	Dec-23	15	(1,074,450)	44,320
Brent Crude Oil Last Day	Aug-23	19	(1,379,400)	88,370
CAD Currency Futures	Jun-23	1,172	(86,370,540)	(154,313)
Canadian 10-Year Bond Futures	Sep-23	1,115	(101,577,937)	(748,384)
Canadian 5-Year Bond Futures	Sep-23	1	(82,018)	(88)
Canola Futures (Winnipeg Commodity Exchange)	Jul-23	50	(478,453)	56,230
Canola Futures (Winnipeg Commodity Exchange)	Nov-23	207	(1,905,468)	143,913
CHF Currency Futures	Jun-23	175	(24,057,031)	144,221
Coffee 'C' Futures	Jul-23	10	(669,938)	38,381
Coffee 'C' Futures	Sep-23	12	(791,325)	8,700
Coffee 'C' Futures	Dec-23	7	(455,700)	5,569
Coffee 'C' Futures	Mar-24	4	(259,875)	(1,538)
Copper Futures	Jul-23	327	(29,732,475)	871,511
Copper Futures	Sep-23	18	(1,644,075)	1,138
Corn Futures	Jul-23	794	(23,581,800)	(532,319)
Corn Futures	Sep-23	152	(3,923,500)	106,863
Corn Futures	Dec-23	441	(11,504,588)	(211,026)
Cotton No.2 Futures	Jul-23	69	(2,880,060)	(34,840)
Cotton No.2 Futures	Dec-23	197	(7,827,795)	280,850
Cotton No.2 Futures	Mar-24	4	(159,120)	200
DAX Index Futures	Jun-23	44	(18,418,774)	229,203
DJIA Mini E-CBOT	Jun-23	140	(23,085,300)	87,501
Dutch TTF Gas Futures	Jun-23	105	(2,242,211)	375,332
Dutch TTF Gas Futures	Aug-23	5	(112,223)	167
E-Mini Crude Oil	Jul-23	11	(374,495)	17,343
E-Mini Energy Select Futures	Jun-23	4	(320,600)	10,720
E-Mini Financial Select Futures	Jun-23	1	(97,800)	(550)
E-Mini Health Care Select Futures	Jun-23	2	(258,200)	6,280
E-Mini Industrial Select Futures	Jun-23	2	(195,100)	2,990
E-Mini Materials Select Futures	Jun-23	2	(158,900)	5,880
E-Mini Natural Gas	Jul-23	3	(16,995)	918
E-Mini S&P 500 Futures	Jun-23	2	(88,050)	2,838
E-Mini Utilities Select Futures	Jun-23	2	(130,920)	3,490
EUR Foreign Exchange Currency Futures	Jun-23	1,092	(145,857,074)	(372,951)
Euro BUXL 30-Year Bond Futures	Jun-23	133	(19,718,130)	(476,175)
Euro E-Mini Futures	Jun-23	1	(66,788)	350
Euro STOXX 50	Jun-23	339	(15,280,619)	328,755
Euro-Bobl Futures	Jun-23	1,115	(140,802,210)	(1,488,243)
Euro-BTP Futures	Jun-23	116	(14,378,177)	(384,795)
Euro-Bund Futures	Jun-23	747	(108,631,751)	(1,637,472)
Euro-Oat Futures	Jun-23	357	(49,813,777)	(954,423)
European Climate Exchange Futures	Dec-23	23	(1,991,855)	58,148
Euro-Schatz Futures	Jun-23	2,147	(242,390,638)	(470,908)
FTSE 100 Index Futures	Jun-23	273	(25,306,895)	1,001,487
FTSE China A50 Index	Jun-23	2,838	(34,796,718)	722,941
FTSE KLCI Futures	Jun-23	16	(240,754)	2,318
Gasoline RBOB Futures	Jul-23	48	(4,926,701)	297,822
Gasoline RBOB Futures	Sep-23	3	(290,858)	2,764
Gasoline RBOB Futures	Oct-23	6	(534,290)	13,537
GBP Currency Futures	Jun-23	663	(51,498,525)	(1,093,666)
Gold 100 Oz Futures	Aug-23	67	(13,280,070)	(84,540)
Hang Seng China Enterprises Index Futures	Jun-23	441	(17,292,627)	244,326
Hang Seng Index Futures	Jun-23	362	(42,069,102)	900,691
Ice Three Miont SONIA Index Futures	Sep-23	635	(187,010,971)	(158,371)
Ice Three Miont SONIA Index Futures	Dec-23	180	(52,977,397)	211,612
Ice Three Miont SONIA Index Futures	Mar-24	156	(45,974,387)	268,103
Ice Three Miont SONIA Index Futures	Jun-24	230	(67,940,110)	513,736
Ice Three Miont SONIA Index Futures	Sep-24	235	(69,588,812)	216,308
Ice Three Miont SONIA Index Futures	Dec-24	181	(53,705,140)	86,968
Ice Three Miont SONIA Index Futures	Mar-25	104	(30,895,396)	84,216
Ice Three Miont SONIA Index Futures	Jun-25	95	(28,245,391)	76,348
Ice Three Miont SONIA Index Futures	Sep-25	75	(22,316,486)	61,995
Ice Three Miont SONIA Index Futures	Dec-25	230	(68,487,293)	77,871
Ice Three Miont SONIA Index Futures	Mar-26	30	(8,939,189)	32,918
Ice Three Miont SONIA Index Futures	Jun-26	19	(5,665,032)	18,255
INR/USD Futures	Jun-23	4	(96,584)	(18)
JPY Currency Futures	Jun-23	2,821	(253,889,999)	3,892,081
Kansas City Hard Red Winter Wheat Futures	Jul-23	170	(6,719,250)	220,075
Kansas City Hard Red Winter Wheat Futures	Sep-23	15	(588,938)	(913)
Kansas City Hard Red Winter Wheat Futures	Dec-23	4	(156,200)	2,300
Lean Hogs Futures	Jul-23	350	(11,665,500)	315,820
Lean Hogs Futures	Aug-23	524	(17,155,760)	344,910
Lean Hogs Futures	Oct-23	9	(270,720)	(3,020)
LME Aluminum Forward	Jun-23	7	(394,014)	28,136
LME Aluminum Forward	Jun-23	1	(56,413)	3,210
LME Aluminum Forward	Jun-23	1	(56,188)	3,481
LME Aluminum Forward	Jun-23	2,984	(167,290,499)	8,382,317
LME Aluminum Forward	Jun-23	130	(7,288,125)	332,641
LME Aluminum Forward	Jun-23	14	(785,050)	32,928
LME Aluminum Forward	Jul-23	8	(449,126)	22,552
LME Aluminum Forward	Jul-23	1	(56,163)	2,625
LME Aluminum Forward	Jul-23	8	(449,900)	23,850
LME Aluminum Forward	Jul-23	130	(7,307,625)	451,026
LME Aluminum Forward	Jul-23	97	(5,452,613)	6,796
LME Aluminum Forward	Jul-23	7	(393,313)	20,300
LME Aluminum Forward	Jul-23	1	(56,113)	2,138
LME Aluminum Forward	Jul-23	16	(897,400)	37,763
LME Aluminum Forward	Jul-23	1	(56,075)	1,650
LME Aluminum Forward	Aug-23	8	(448,896)	7,642
LME Aluminum Forward	Aug-23	9	(505,008)	(1,083)
LME Aluminum Forward	Aug-23	120	(6,732,690)	133,954
LME Aluminum Forward	Aug-23	30	(1,683,173)	(18,100)
LME Aluminum Forward	Aug-23	2	(112,213)	(1,075)
LME Aluminum Forward	Aug-23	18	(1,010,700)	(10,719)
LME Aluminum Forward	Sep-23	928	(52,303,936)	339,164
LME Copper Forward	Jun-23	1	(201,800)	19,038
LME Copper Forward	Jun-23	6	(1,210,875)	119,638
LME Copper Forward	Jun-23	1	(201,825)	20,438
LME Copper Forward	Jun-23	6	(1,211,715)	83,148
LME Copper Forward	Jun-23	1	(201,981)	23,819
LME Copper Forward	Jun-23	1	(201,991)	10,322
LME Copper Forward	Jun-23	1,000	(201,999,999)	17,143,309
LME Copper Forward	Jun-23	28	(5,656,000)	469,401
LME Copper Forward	Jun-23	4	(808,025)	38,375
LME Copper Forward	Jun-23	4	(808,292)	83,726
LME Copper Forward	Jul-23	4	(808,558)	38,084
LME Copper Forward	Jul-23	3	(606,469)	49,356
LME Copper Forward	Jul-23	22	(4,444,275)	35,409
LME Copper Forward	Jul-23	20	(4,040,250)	258,191
LME Copper Forward	Jul-23	3	(605,963)	28,943
LME Copper Forward	Jul-23	4	(808,170)	69,430
LME Copper Forward	Jul-23	1	(202,084)	9,841
LME Copper Forward	Jul-23	4	(808,390)	51,510
LME Copper Forward	Aug-23	5	(1,011,021)	22,466
LME Copper Forward	Aug-23	28	(5,659,850)	80,750
LME Copper Forward	Aug-23	1	(202,138)	(539)
LME Copper Forward	Aug-23	4	(808,350)	13,125
LME Copper Forward	Aug-23	1	(202,156)	(1,344)
LME Copper Forward	Aug-23	1	(202,156)	(2,794)
LME Copper Forward	Aug-23	2	(404,313)	(1,913)
LME Copper Forward	Aug-23	5	(1,011,125)	3,901
LME Copper Forward	Sep-23	285	(57,655,500)	851,504
LME Lead Forward	Jun-23	1	(51,619)	594
LME Lead Forward	Jun-23	2	(100,705)	6,395
LME Lead Forward	Jun-23	1	(50,456)	1,520
LME Lead Forward	Jun-23	1	(50,469)	1,856
LME Lead Forward	Jun-23	253	(12,779,789)	327,100
LME Lead Forward	Jun-23	6	(303,078)	9,767
LME Lead Forward	Jun-23	6	(302,778)	19,529
LME Lead Forward	Jun-23	1	(50,450)	2,700
LME Lead Forward	Jun-23	1	(50,444)	1,987
LME Lead Forward	Jun-23	1	(50,438)	3,006
LME Lead Forward	Jul-23	1	(50,424)	2,514
LME Lead Forward	Jul-23	2	(100,813)	4,713
LME Lead Forward	Jul-23	2	(100,745)	4,643
LME Lead Forward	Jul-23	22	(1,107,700)	22,900
LME Lead Forward	Jul-23	6	(302,100)	16,050
LME Lead Forward	Jul-23	2	(100,706)	4,232
LME Lead Forward	Aug-23	2	(100,735)	4,840
LME Lead Forward	Aug-23	15	(754,313)	21,932
LME Lead Forward	Aug-23	2	(100,557)	2,206
LME Lead Forward	Aug-23	3	(150,806)	2,856
LME Lead Forward	Aug-23	2	(100,563)	1,125
LME Lead Forward	Sep-23	186	(9,363,938)	211,165
LME Nickel Forward	Jun-23	1	(122,699)	18,001
LME Nickel Forward	Jun-23	1	(122,757)	17,225
LME Nickel Forward	Jun-23	1	(122,769)	17,229
LME Nickel Forward	Jun-23	1	(122,780)	17,560
LME Nickel Forward	Jun-23	24	(2,948,112)	427,156
LME Nickel Forward	Jun-23	22	(2,702,436)	437,441
LME Nickel Forward	Jun-23	1	(122,879)	20,221
LME Nickel Forward	Jul-23	1	(122,931)	14,949
LME Nickel Forward	Jul-23	1	(122,961)	21,056
LME Nickel Forward	Jul-23	20	(2,459,760)	324,032
LME Nickel Forward	Jul-23	16	(1,967,808)	67,322
LME Nickel Forward	Jul-23	1	(123,001)	20,981
LME Nickel Forward	Jul-23	1	(123,014)	20,929
LME Nickel Forward	Jul-23	2	(246,156)	36,894
LME Nickel Forward	Aug-23	1	(123,168)	22,217
LME Nickel Forward	Aug-23	2	(246,366)	40,836
LME Nickel Forward	Aug-23	2	(246,531)	30,189
LME Nickel Forward	Aug-23	3	(369,837)	31,443
LME Nickel Forward	Aug-23	1	(123,315)	10,185
LME Nickel Forward	Aug-23	20	(2,466,480)	276,318
LME Nickel Forward	Aug-23	2	(246,648)	372
LME Nickel Forward	Aug-23	1	(123,335)	5,096
LME Nickel Forward	Aug-23	1	(123,428)	4,823
LME Nickel Forward	Aug-23	3	(370,355)	16,436
LME Nickel Forward	Sep-23	9	(1,114,398)	56,155
LME Zinc Forward	Jun-23	1	(55,744)	20,031
LME Zinc Forward	Jun-23	1	(55,942)	11,173
LME Zinc Forward	Jun-23	490	(27,436,938)	7,166,184
LME Zinc Forward	Jun-23	56	(3,135,650)	957,829
LME Zinc Forward	Jun-23	7	(392,298)	113,474
LME Zinc Forward	Jul-23	1	(55,994)	15,756
LME Zinc Forward	Jul-23	1	(55,999)	13,777
LME Zinc Forward	Jul-23	5	(280,133)	58,674
LME Zinc Forward	Jul-23	5	(280,156)	55,031
LME Zinc Forward	Jul-23	64	(3,590,000)	506,471
LME Zinc Forward	Jul-23	53	(2,972,969)	665,811
LME Zinc Forward	Jul-23	1	(56,094)	12,806
LME Zinc Forward	Jul-23	1	(56,094)	11,781
LME Zinc Forward	Jul-23	2	(112,207)	19,519
LME Zinc Forward	Jul-23	1	(56,113)	9,338
LME Zinc Forward	Jul-23	2	(112,244)	18,331
LME Zinc Forward	Aug-23	2	(112,325)	18,550
LME Zinc Forward	Aug-23	52	(2,921,750)	502,761
LME Zinc Forward	Aug-23	42	(2,359,875)	268,524
LME Zinc Forward	Aug-23	3	(168,431)	17,281
LME Zinc Forward	Aug-23	1	(56,156)	3,456
LME Zinc Forward	Aug-23	1	(56,163)	1,800
LME Zinc Forward	Aug-23	1	(56,169)	(269)
LME Zinc Forward	Aug-23	10	(562,125)	10,195
LME Zinc Forward	Sep-23	350	(19,691,875)	2,560,484
Long Gilt Futures	Sep-23	1,481	(178,315,429)	(2,480,726)
Low Sulphur Gasoil G Futures	Jul-23	267	(17,535,225)	791,738
Low Sulphur Gasoil G Futures	Aug-23	71	(4,659,375)	273,675
Low Sulphur Gasoil G Futures	Sep-23	40	(2,636,000)	115,025
Low Sulphur Gasoil G Futures	Oct-23	4	(264,700)	7,600
MAIZE Futures	Aug-23	4	(46,070)	1,710
Micro E-mini Dow Jones Industrial Index Futures	Jun-23	2	(32,979)	539
Micro E-mini S&P 500 Index Futures	Jun-23	3	(62,858)	(809)
Micro EUR/USD Futures	Jun-23	10	(133,569)	710
Milk Futures	Jun-23	7	(215,740)	14,560
Mill Wheat Euro	Sep-23	347	(4,047,543)	542,427
Mill Wheat Euro	Dec-23	50	(599,253)	57,734
Mill Wheat Euro	Mar-24	9	(110,150)	11,304
Mini H-Shares Index Futures	Jun-23	6	(47,055)	78
Mini HSI Index Futures	Jun-23	16	(371,882)	9,609
MSCI Emerging Markets ESG Leaders Index	Jun-23	2	(27,850)	920
MSCI Emerging Markets Index Futures	Jun-23	185	(8,850,400)	146,460
MSCI Singapore Exchange ETS	Jun-23	64	(1,345,737)	16,236
Nasdaq 100 E-Mini	Jun-23	4	(1,144,040)	(23,920)
Natural Gas Futures	Jul-23	950	(21,527,000)	1,860,944
Natural Gas Futures	Aug-23	460	(10,846,800)	875,880
Natural Gas Futures	Sep-23	117	(2,758,860)	273,870
Natural Gas Futures	Oct-23	52	(1,288,560)	86,500
New Zealand 3-Month Bank Bill Futures	Sep-23	11	(624)	(2)
New Zealand 3-Month Bank Bill Futures	Dec-23	13	(738)	(2)
Nikkei 225 (Singapore Exchange)	Jun-23	148	(16,390,741)	(231,259)
Nikkei/Yen Futures	Jun-23	15	(1,656,917)	16,284
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-23	712	(67,310,914)	3,834,943
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-23	52	(4,922,518)	273,013
NY Harbor Ultra-Low Sulfur Diesel Futures	Sep-23	31	(2,945,254)	263,613
NY Harbor Ultra-Low Sulfur Diesel Futures	Oct-23	21	(2,001,082)	69,040
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-23	1	(95,294)	(806)
NZD Currency Futures	Jun-23	36	(2,163,420)	34,085
OMX Stockholm 30 Index Futures	Jun-23	210	(4,333,313)	82,889
Palladium Futures	Sep-23	37	(5,028,300)	324,080
Palm Oil Futures	Jul-23	2	(34,991)	3,618
Palm Oil Futures	Aug-23	34	(589,503)	44,459
Palm Oil Futures	Sep-23	11	(191,377)	11,142
Palm Oil Futures	Oct-23	3	(52,502)	2,584
Phelix DE Baseload Futures	Jul-23	2	(406,085)	198,346
Phelix DE Baseload Futures	Jan-24	1	(1,169,710)	229,285
Rapeseed Euro	Aug-23	69	(1,457,567)	253,089
Rapeseed Euro	Nov-23	10	(215,384)	27,658
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-23	48	(1,872,000)	80,525
Red Wheat Futures (Minneapolis Grain Exchange)	Sep-23	10	(391,250)	19,788
Rough Rice Futures	Jul-23	4	(138,320)	(3,920)
Rubber TSR20 Futures	Jul-23	1	(6,560)	290
Russell 2000 E-Mini	Jun-23	299	(26,189,410)	327,410
S&P 500 E-Mini Futures	Jun-23	164	(34,362,100)	(133,624)
S&P Mid 400 E-Mini	Jun-23	33	(7,949,700)	103,700
S&P/TSX 60 IX Futures	Jun-23	49	(8,494,055)	19,138
SA Rand Currency Futures	Jun-23	2	(50,575)	1,688
SGX Iron Ore 62% Futures	Jul-23	107	(1,052,880)	(5,350)
SGX Iron Ore 62% Futures	Aug-23	36	(346,356)	(3,006)
SGX Iron Ore 62% Futures	Sep-23	27	(255,258)	(1,643)
Short BTP Future	Jun-23	294	(33,132,116)	(146,664)
Silver Futures	Jul-23	18	(2,122,830)	(27,449)
Soybean Futures	Jul-23	270	(17,546,625)	813,817
Soybean Futures	Aug-23	40	(2,435,500)	147,613
Soybean Futures	Nov-23	270	(15,477,750)	623,200
Soybean Futures	Jan-24	11	(636,350)	25,750
Soybean Meal Futures	Jul-23	98	(3,855,320)	203,490
Soybean Meal Futures	Aug-23	6	(232,680)	1,230
Soybean Meal Futures	Sep-23	4	(151,240)	1,560
Soybean Meal Futures	Dec-23	54	(1,971,000)	37,580
Soybean Oil Futures	Jul-23	506	(14,026,320)	2,092,107
Soybean Oil Futures	Aug-23	32	(889,152)	96,372
Soybean Oil Futures	Sep-23	4	(111,000)	3,960
Soybean Oil Futures	Dec-23	162	(4,485,780)	193,302
Soybean Oil Futures	Jan-24	5	(138,450)	19,392
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-23	2,505	(286,744,218)	(1,913,992)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-23	1,543	(317,592,798)	(451,462)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-23	2,803	(305,745,985)	(1,182,579)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-23	999	(128,215,405)	(1,700,723)
U.S. Treasury Ultra 10-Year Notes	Sep-23	448	(53,963,000)	(640,292)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-23	330	(45,168,750)	(759,735)
UK Natural Gas Futures	Jul-23	60	(1,469,925)	165,125
UK Natural Gas Futures	Aug-23	5	(135,239)	1,408
USD/TRY Futures	Jun-23	16	(17,162)	(818)
Wheat (Chicago Board of Trade)	Jul-23	568	(16,876,700)	2,097,025
Wheat (Chicago Board of Trade)	Sep-23	150	(4,560,000)	526,638
Wheat (Chicago Board of Trade)	Dec-23	359	(11,250,163)	677,425
WTI Crude Futures	Jul-23	327	(22,265,430)	1,168,021
WTI Crude Futures	Aug-23	47	(3,207,280)	154,750
WTI Crude Futures	Sep-23	80	(5,451,200)	308,830
WTI Crude Futures	Oct-23	9	(611,280)	14,120
WTI Crude Futures	Dec-23	11	(740,740)	34,550
WTI Crude Futures IPE	Jul-23	17	(1,157,530)	47,340
WTI Crude Futures IPE	Aug-23	10	(682,400)	24,670
WTI Crude Futures IPE	Sep-23	10	(681,400)	24,380
WTI Crude Futures IPE	Oct-23	7	(475,440)	17,580
				$63,753,565
Total Futures Contracts				$27,604,815

Forward foreign currency contracts outstanding as of May 31, 2023 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	400,000	JPY	36,220,201	Jun 01 2023	BOA	$181.00
AUD	50,184,365	USD	32,615,803	Jun 01 2023	BOA	27,741
AUD	20,700,000	USD	13,982,694	Jun 21 2023	BOA	(507,463)
AUD	1,000	USD	678	Jun 22 2023	BOA	(27)
AUD	25,714,000	USD	17,218,920	Jun 23 2023	BOA	(478,352)
AUD	14,200,000	JPY	1,295,313,492	Jul 12 2023	BOA	(107,826)
BRL	33,193,072	USD	6,539,980	Jun 02 2023	BOA	1,024
BRL	165,356,933	USD	33,260,546	Jun 21 2023	BOA	(775,167)
BRL	18,101,689	USD	3,600,000	Jul 05 2023	BOA	(52,840)
CAD	90,988,842	USD	66,746,122	Jun 01 2023	BOA	282,166
CAD	35,018,845	USD	26,157,168	Jun 21 2023	BOA	(346,012)
CAD	11,064,000	USD	8,256,024	Jun 22 2023	BOA	(100,903)
CAD	51,278,000	USD	37,619,767	Jun 23 2023	BOA	177,637
CAD	18,654,821	AUD	21,000,000	Jul 12 2023	BOA	75,184
CAD	8,400,000	JPY	862,695,540	Jul 12 2023	BOA	(38,860)
CHF	250,000	JPY	38,345,459	Jun 01 2023	BOA	(735)
CHF	53,197,837	USD	58,723,741	Jun 01 2023	BOA	(306,297)
CHF	1,556,946	GBP	1,375,000	Jun 02 2023	BOA	(604)
CHF	53,197,837	USD	58,555,682	Jun 02 2023	BOA	(131,813)
CHF	14,287,129	EUR	14,700,000	Jun 21 2023	BOA	(5,887)
CHF	18,017,261	USD	20,400,000	Jun 21 2023	BOA	(567,601)
CHF	44,825,000	USD	49,918,537	Jun 22 2023	BOA	(571,567)
CHF	52,230,000	USD	58,280,679	Jun 23 2023	BOA	(774,577)
CHF	15,225,460	EUR	15,750,000	Jul 12 2023	BOA	(77,191)
CHF	2,928,229	GBP	2,625,000	Jul 12 2023	BOA	(37,284)
CHF	7,250,000	JPY	1,120,411,738	Jul 12 2023	BOA	(95,850)
CHF	9,500,000	USD	10,529,855	Jul 12 2023	BOA	(47,806)
CLP	161,931,712	USD	200,000	Jun 05 2023	BOA	(218)
CLP	157,753,712	USD	200,000	Jun 16 2023	BOA	(5,682)
CLP	157,284,000	USD	200,000	Jun 20 2023	BOA	(6,374)
CLP	39,265,145	USD	50,000	Jun 21 2023	BOA	(1,669)
CLP	5,603,587,031	USD	7,000,000	Jun 22 2023	BOA	(103,689)
CLP	160,791,020	USD	200,000	Jun 27 2023	BOA	(2,261)
CLP	715,824,000	USD	900,000	Jun 30 2023	BOA	(20,074)
CLP	162,830,000	USD	200,000	Jul 03 2023	BOA	79
CNH	1,500,000	USD	211,149	Jun 01 2023	BOA	(372)
CNH	2,500,000	USD	351,491	Jun 02 2023	BOA	(160)
CNH	29,032,910	USD	4,204,085	Jun 21 2023	BOA	(116,978)
COP	13,134,745,218	USD	2,889,417	Jun 21 2023	BOA	45,598
CZK	176,207,129	EUR	7,450,000	Jun 21 2023	BOA	(41,421)
EUR	500,000	GBP	431,665	Jun 01 2023	BOA	(2,501)
EUR	344,351	SEK	4,000,000	Jun 01 2023	BOA	(524)
EUR	14,377,785	USD	15,369,567	Jun 01 2023	BOA	(288)
EUR	105	USD	112	Jun 02 2023	BOA	(1)
EUR	3,400,000	CHF	3,328,330	Jun 21 2023	BOA	(24,862)
EUR	2,000,000	CZK	47,487,226	Jun 21 2023	BOA	2,869
EUR	7,550,000	GBP	6,656,752	Jun 21 2023	BOA	(204,247)
EUR	600,000	HUF	226,540,582	Jun 21 2023	BOA	(7,421)
EUR	38,300,000	JPY	5,698,622,066	Jun 21 2023	BOA	(47,700)
EUR	60,512,604	NOK	709,798,711	Jun 21 2023	BOA	750,234
EUR	2,516,318	PLN	11,515,381	Jun 21 2023	BOA	(22,673)
EUR	82,545,064	SEK	938,911,662	Jun 21 2023	BOA	1,719,098
EUR	45,700,000	USD	50,498,505	Jun 21 2023	BOA	(1,589,045)
EUR	106,710,000	USD	117,008,801	Jun 22 2023	BOA	(2,797,689)
EUR	37,197,000	USD	40,587,449	Jun 23 2023	BOA	(773,273)
EUR	12,500,000	AUD	20,469,164	Jul 12 2023	BOA	58,580
EUR	15,750,000	CAD	22,910,470	Jul 12 2023	BOA	(18,198)
EUR	12,400,000	GBP	10,744,974	Jul 12 2023	BOA	(90,914)
EUR	7,000,000	JPY	1,045,707,600	Jul 12 2023	BOA	(54,855)
EUR	10,500,000	NOK	124,934,774	Jul 12 2023	BOA	(27,154)
EUR	19,375,000	SEK	224,915,753	Jul 12 2023	BOA	(13,476)
GBP	431,717	EUR	500,000	Jun 01 2023	BOA	2,566
GBP	125,000	JPY	21,609,245	Jun 01 2023	BOA	374
GBP	54,824,331	USD	67,630,963	Jun 01 2023	BOA	569,168
GBP	1,375,000	CHF	1,547,643	Jun 02 2023	BOA	10,821
GBP	515,601	EUR	600,000	Jun 02 2023	BOA	(4)
GBP	54,224,331	USD	67,158,309	Jun 02 2023	BOA	296,755
GBP	29,784,061	EUR	34,200,000	Jun 21 2023	BOA	465,094
GBP	36,100,000	USD	45,236,484	Jun 21 2023	BOA	(309,237)
GBP	58,942,000	USD	73,279,377	Jun 22 2023	BOA	76,930
GBP	52,226,000	USD	63,987,624	Jun 23 2023	BOA	1,011,775
GBP	10,625,000	AUD	20,075,434	Jul 12 2023	BOA	149,481
GBP	345,799	EUR	400,000	Jul 12 2023	BOA	1,921
GBP	6,375,000	JPY	1,098,959,539	Jul 12 2023	BOA	(3,219)
GBP	2,625,000	USD	3,246,968	Jul 12 2023	BOA	21,246
HUF	3,875,502,948	EUR	10,200,000	Jun 21 2023	BOA	195,861
HUF	3,056,000,000	USD	8,791,334	Jun 22 2023	BOA	(31,376)
HUF	526,562,666	EUR	1,400,000	Jul 12 2023	BOA	890
IDR	9,665,615,246	USD	653,552	Jun 21 2023	BOA	(8,895)
IDR	56,336,655,000	USD	3,800,000	Jun 28 2023	BOA	(42,884)
ILS	2,913,618	USD	800,000	Jun 21 2023	BOA	(18,420)
INR	33,117,125	USD	400,000	Jun 05 2023	BOA	225
INR	518,688,448	USD	6,306,195	Jun 21 2023	BOA	(41,311)
INR	362,931,230	USD	4,400,000	Jun 27 2023	BOA	(17,333)
JPY	36,483,551	AUD	400,000	Jun 01 2023	BOA	1,709
JPY	38,702,701	CHF	250,000	Jun 01 2023	BOA	3,299
JPY	21,690,875	GBP	125,000	Jun 01 2023	BOA	212
JPY	16,927,800	NZD	200,000	Jun 01 2023	BOA	1,057
JPY	15,344,667,349	USD	109,757,286	Jun 01 2023	BOA	394,892
JPY	16,768,000	NZD	200,000	Jun 02 2023	BOA	(71)
JPY	116,652,680	USD	834,257	Jun 02 2023	BOA	3,263
JPY	1,023,643,697	EUR	6,950,000	Jun 21 2023	BOA	(66,529)
JPY	656,914,711	USD	4,850,894	Jun 21 2023	BOA	(120,256)
JPY	8,898,900,000	USD	64,562,720	Jun 22 2023	BOA	(468,689)
JPY	1,020,800,000	USD	7,481,064	Jun 23 2023	BOA	(127,590)
JPY	36,044,604	AUD	400,000	Jul 12 2023	BOA	(164)
JPY	38,281,738	CHF	250,000	Jul 12 2023	BOA	754
JPY	21,490,413	GBP	125,000	Jul 12 2023	BOA	(355)
JPY	16,653,812	NZD	200,000	Jul 12 2023	BOA	(105)
KRW	261,961,927	USD	200,000	Jun 05 2023	BOA	(2,588)
KRW	263,498,721	USD	200,000	Jun 09 2023	BOA	(1,389)
KRW	21,169,372,803	USD	15,901,094	Jun 21 2023	BOA	66,973
KRW	11,256,730,928	USD	8,500,000	Jun 22 2023	BOA	(8,522)
KRW	1,319,432,650	USD	1,000,000	Jun 30 2023	BOA	(4,202)
MXN	416,892,112	USD	23,000,000	Jun 21 2023	BOA	458,511
MXN	510,000	USD	27,813	Jun 22 2023	BOA	878
MXN	545,945,000	USD	29,657,780	Jun 23 2023	BOA	1,048,967
MXN	280,500,000	USD	15,798,433	Jul 12 2023	BOA	(82,281)
NOK	3,000,000	SEK	2,912,354	Jun 01 2023	BOA	1,890
NOK	9,982,124	USD	890,640	Jun 01 2023	BOA	8,679
NOK	3,997,553	USD	355,512	Jun 02 2023	BOA	4,657
NOK	146,371,379	EUR	12,639,514	Jun 21 2023	BOA	(326,895)
NOK	25,952,040	USD	2,416,636	Jun 21 2023	BOA	(76,191)
NZD	200,000	JPY	16,763,848	Jun 01 2023	BOA	120
NZD	1,000,000	USD	602,240	Jun 01 2023	BOA	57
NZD	100,000	USD	59,921	Jun 02 2023	BOA	308
NZD	18,750,000	USD	11,805,346	Jun 21 2023	BOA	(513,372)
NZD	65,923,000	USD	41,373,201	Jun 22 2023	BOA	(1,671,979)
NZD	27,967,000	USD	17,440,129	Jun 23 2023	BOA	(597,453)
NZD	29,857,705	AUD	27,600,000	Jul 12 2023	BOA	(1,763)
NZD	13,800,000	JPY	1,163,356,008	Jul 12 2023	BOA	(95,635)
PEN	5,061,301	USD	1,371,659	Jun 21 2023	BOA	4,354
PHP	5,557,949	USD	100,000	Jun 21 2023	BOA	(1,105)
PHP	11,165,100	USD	200,000	Jun 30 2023	BOA	(1,396)
PLN	167,944,805	EUR	36,280,491	Jun 21 2023	BOA	778,526
PLN	331,610,000	USD	78,355,853	Jun 22 2023	BOA	(155,848)
PLN	9,530,845	EUR	2,100,000	Jul 12 2023	BOA	(5,124)
PLN	54,635,594	USD	12,900,000	Jul 12 2023	BOA	(30,047)
SEK	4,000,000	EUR	344,456	Jun 01 2023	BOA	411
SEK	2,932,282	NOK	3,000,000	Jun 01 2023	BOA	(53)
SEK	13,006,101	USD	1,192,468	Jun 01 2023	BOA	6,113
SEK	231,366,095	EUR	20,640,230	Jun 21 2023	BOA	(744,175)
SEK	100,031,893	USD	9,834,236	Jun 21 2023	BOA	(605,397)
SEK	132,747,282	NOK	136,000,000	Jul 12 2023	BOA	(15,890)
SGD	12,824,980	USD	9,650,000	Jun 21 2023	BOA	(159,298)
SGD	30,769,757	USD	22,800,000	Jul 12 2023	BOA	(11,104)
THB	28,528,437	USD	850,000	Jun 21 2023	BOA	(28,451)
TRY	14,000,000	USD	685,366	Jun 21 2023	BOA	(60,421)
TRY	1,070,900,000	USD	47,698,006	Jun 22 2023	BOA	(49,802)
TWD	178,333,284	USD	5,800,000	Jun 20 2023	BOA	16,476
TWD	522,892,105	USD	16,997,300	Jun 21 2023	BOA	59,257
TWD	12,253,270	USD	400,000	Jun 30 2023	BOA	126
USD	32,838,977	AUD	50,184,365	Jun 01 2023	BOA	195,434
USD	33,775,376	AUD	51,984,365	Jun 02 2023	BOA	(40,243)
USD	51,799,049	AUD	78,000,000	Jun 21 2023	BOA	1,022,815
USD	671	AUD	1,000	Jun 22 2023	BOA	20
USD	37,961,698	AUD	56,782,000	Jun 23 2023	BOA	994,951
USD	7,262,216	AUD	11,100,000	Jul 12 2023	BOA	30,644
USD	6,575,502	BRL	33,180,454	Jun 02 2023	BOA	36,985
USD	17,160,546	BRL	84,489,300	Jun 21 2023	BOA	562,108
USD	4,754,031	CAD	6,484,938	Jun 01 2023	BOA	(23,196)
USD	68,498,999	CAD	92,953,318	Jun 21 2023	BOA	(13,614)
USD	45,580,043	CAD	61,191,000	Jun 22 2023	BOA	477,003
USD	72,634,897	CAD	98,897,000	Jun 23 2023	BOA	(262,833)
USD	14,017,914	CAD	19,100,000	Jul 12 2023	BOA	(66,908)
USD	58,549,237	CHF	53,197,837	Jun 01 2023	BOA	131,793
USD	17,100,000	CHF	15,340,262	Jun 21 2023	BOA	214,292
USD	196,864,985	CHF	175,500,000	Jun 22 2023	BOA	3,660,451
USD	29,968,431	CHF	27,551,000	Jun 23 2023	BOA	(365,680)
USD	200,000	CLP	156,984,288	Jun 05 2023	BOA	6,322
USD	200,000	CLP	160,547,448	Jun 16 2023	BOA	2,240
USD	200,000	CLP	162,512,288	Jun 20 2023	BOA	(62)
USD	1,750,000	CLP	1,413,511,834	Jun 22 2023	BOA	10,397
USD	200,000	CLP	163,462,933	Jun 27 2023	BOA	(1,025)
USD	200,000	CLP	161,900,808	Jul 03 2023	BOA	1,063
USD	211,128	CNH	1,500,000	Jun 01 2023	BOA	351
USD	351,389	CNH	2,500,000	Jun 02 2023	BOA	57
USD	39,032,194	CNH	270,310,592	Jun 21 2023	BOA	979,236
USD	17,100,000	CNH	120,675,555	Jul 12 2023	BOA	80,191
USD	1,289,417	COP	5,818,173,435	Jun 21 2023	BOA	(10,679)
USD	15,372,392	EUR	14,377,785	Jun 01 2023	BOA	3,113
USD	18,361,499	EUR	17,177,785	Jun 02 2023	BOA	(1,878)
USD	41,737,489	EUR	38,600,000	Jun 21 2023	BOA	426,654
USD	154,578,482	EUR	142,686,000	Jun 22 2023	BOA	1,862,458
USD	36,932,286	EUR	34,139,000	Jun 23 2023	BOA	391,270
USD	1,607,585	EUR	1,500,000	Jul 12 2023	BOA	293
USD	67,899,725	GBP	54,824,383	Jun 01 2023	BOA	(300,470)
USD	1,980,279	GBP	1,600,000	Jun 02 2023	BOA	(10,121)
USD	17,142,728	GBP	13,800,000	Jun 21 2023	BOA	(31,676)
USD	3,456,335	GBP	2,784,000	Jun 22 2023	BOA	(8,495)
USD	49,290,238	GBP	40,567,000	Jun 23 2023	BOA	(1,198,611)
USD	803,552	IDR	11,937,849,741	Jun 21 2023	BOA	7,347
USD	14,000,000	ILS	51,168,979	Jun 21 2023	BOA	273,879
USD	6,100,000	ILS	22,601,592	Jul 12 2023	BOA	30,650
USD	400,000	INR	32,756,851	Jun 05 2023	BOA	4,129
USD	27,000,000	INR	2,218,074,300	Jun 15 2023	BOA	203,695
USD	11,306,195	INR	932,110,856	Jun 21 2023	BOA	47,864
USD	400,000	INR	33,144,316	Jun 23 2023	BOA	(299)
USD	100,000	INR	8,290,400	Jun 27 2023	BOA	(113)
USD	109,566,992	JPY	15,345,533,523	Jun 01 2023	BOA	(591,404)
USD	109,526,671	JPY	15,309,585,549	Jun 02 2023	BOA	(390,038)
USD	66,458,108	JPY	9,018,393,504	Jun 21 2023	BOA	1,513,983
USD	130,524,596	JPY	17,381,500,000	Jun 22 2023	BOA	5,334,920
USD	39,303,620	JPY	5,272,668,000	Jun 23 2023	BOA	1,321,231
USD	4,665,332	JPY	650,000,000	Jul 12 2023	BOA	(31,111)
USD	200,000	KRW	267,989,623	Jun 05 2023	BOA	(1,955)
USD	200,000	KRW	261,913,580	Jun 09 2023	BOA	2,584
USD	23,601,094	KRW	31,494,321,591	Jun 21 2023	BOA	(155,086)
USD	8,500,000	KRW	11,258,332,870	Jun 22 2023	BOA	7,314
USD	11,900,000	KRW	15,768,110,100	Jun 30 2023	BOA	(460)
USD	3,000,000	MXN	53,815,268	Jun 21 2023	BOA	(28,184)
USD	13,993,507	MXN	268,015,000	Jun 23 2023	BOA	(1,081,031)
USD	899,846	NOK	9,982,125	Jun 01 2023	BOA	527
USD	599,667	NOK	6,752,584	Jun 02 2023	BOA	(8,723)
USD	25,696,403	NOK	274,575,769	Jun 21 2023	BOA	934,211
USD	11,800,000	NOK	131,012,565	Jul 12 2023	BOA	(26,853)
USD	604,435	NZD	1,000,000	Jun 01 2023	BOA	2,139
USD	2,581,304	NZD	4,300,000	Jun 02 2023	BOA	(8,554)
USD	23,492,812	NZD	38,250,000	Jun 21 2023	BOA	457,184
USD	25,616,779	NZD	41,555,000	Jun 23 2023	BOA	590,948
USD	6,593,748	NZD	10,900,000	Jul 12 2023	BOA	30,085
USD	771,659	PEN	2,830,525	Jun 21 2023	BOA	2,126
USD	200,000	PHP	11,143,607	Jun 21 2023	BOA	1,717
USD	100,000	PHP	5,629,260	Jun 30 2023	BOA	(133)
USD	22,155,669	PLN	92,510,000	Jun 22 2023	BOA	340,035
USD	1,201,820	SEK	13,026,029	Jun 01 2023	BOA	1,402
USD	2,002,755	SEK	21,843,803	Jun 02 2023	BOA	(10,371)
USD	27,901,002	SEK	295,705,218	Jun 21 2023	BOA	619,546
USD	8,800,000	SEK	95,361,468	Jul 12 2023	BOA	(8,054)
USD	9,850,000	SGD	13,221,469	Jun 21 2023	BOA	65,890
USD	2,400,000	THB	82,632,663	Jun 21 2023	BOA	20,382
USD	9,548,580	TRY	211,728,960	Jun 20 2023	BOA	66,243
USD	806,651	TRY	17,500,000	Jun 21 2023	BOA	25,469
USD	39,740,237	TRY	859,135,000	Jun 22 2023	BOA	1,514,221
USD	5,800,000	TWD	178,524,000	Jun 20 2023	BOA	(22,696)
USD	28,097,300	TWD	862,246,994	Jun 21 2023	BOA	(28,894)
USD	5,800,000	TWD	178,257,861	Jun 26 2023	BOA	(18,174)
USD	2,100,000	TWD	64,435,700	Jun 30 2023	BOA	(4,126)
USD	16,759,216	ZAR	315,994,938	Jun 21 2023	BOA	767,319
USD	9,200,000	ZAR	182,843,431	Jul 12 2023	BOA	(33,635)
ZAR	21,013,059	USD	1,133,934	Jun 21 2023	BOA	(70,504)
ZAR	20,000	USD	1,089	Jun 22 2023	BOA	(77)
Total Forward Foreign Currency Contracts						$11,721,002

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the  "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2023, the net assets of the Cayman Subsidiary and SPC were $560,616,364, which represented 21.34% of the Fund's net assets. As of May 31, 2023, the net assets of the Onshore Subsidiary were $555,494,628, which represented 21.15% of the Fund's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$2,222,851,954	$2,222,851,954	$-	$-
Commodity Contracts
Futures Contracts	76,144,234	76,144,234	-	-
Equity Contracts
Futures Contracts	17,121,522	17,121,522	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	34,082,168	-	34,082,168	-
Futures Contracts	9,169,851	9,169,851	-	-
Interest Rate Contracts
Futures Contracts	5,468,283	5,468,283	-	-
Total Assets	$2,364,838,012	$2,330,755,844	$34,082,168	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(49,100,478)	$(49,100,478)	$-	$-
Equity Contracts
Futures Contracts	(10,507,782)	(10,507,782)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(22,361,166)	-	(22,361,166)	-
Futures Contracts	(2,846,958)	(2,846,958)	-	-
Interest Rate Contracts
Futures Contracts	(17,843,857)	(17,843,857)	-	-
Total Liabilities	$(102,660,241)	$(80,299,075)	$(22,361,166)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.